Property, Plant and Equipment - Somos - Anglo (Predecessor) (Details 2) - BRL (R$) R$ in Thousands		3 Months Ended	9 Months Ended	12 Months Ended
		Dec. 31, 2018	Oct. 10, 2018	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2017
Property, Plant and Equipment
Beginning balance				R$ 184,961		R$ 58,306
Additions				37,567		43,985
Additions by business combination				211
Disposals				(3,499)		(44,143)
Depreciation				(27,234)		(27,868)
Transfers							[1]
Ending balance		R$ 58,306		192,006		184,961
Additions for new lease agreements				15,567
IT equipment [member]
Property, Plant and Equipment
Beginning balance				2,486		3,213
Additions				758		1,339
Additions by business combination				59
Disposals				(25)
Depreciation				(1,799)		(2,066)
Transfers							[1]
Ending balance		3,213		1,479		2,486
Furniture, equipment and fittings [member]
Property, Plant and Equipment
Beginning balance				12,366		15,010
Additions				22		2,958
Additions by business combination				152
Disposals				(128)		(3,827)
Depreciation				(2,504)		(1,775)
Transfers							[1]
Ending balance		15,010		9,908		12,366
Property, buildings and improvements [member]
Property, Plant and Equipment
Beginning balance				19,682		20,177
Additions				828		3,973
Additions by business combination
Disposals				(98)
Depreciation				(4,691)		(4,468)
Transfers				4,257			[1]
Ending balance		20,177		19,978		19,682
In progress [member]
Property, Plant and Equipment
Beginning balance				4,538
Additions				34		4,538
Additions by business combination
Disposals
Depreciation
Transfers				(4,257)			[1]
Ending balance				315		4,538
Right of use assets [member]
Property, Plant and Equipment
Beginning balance				145,436
Additions				35,925	[1]	31,177
Additions by business combination	[1]
Disposals				(3,248)	[1]	(40,316)
Depreciation				(18,240)	[1]	(19,559)
Transfers	[1]					19,453
Ending balance				159,873		145,436
Land [member]
Property, Plant and Equipment
Beginning balance				453		19,906
Additions
Additions by business combination
Disposals
Depreciation
Transfers						(19,453)	[1]
Ending balance		19,906		R$ 453		R$ 453
Somos - Anglo (Predecessor)
Property, Plant and Equipment
Beginning balance		56,852	R$ 57,260					R$ 58,728
Additions			29,090					8,526
Additions by business combination	[2]							514
Disposals			(23,810)					(4,212)
Depreciation			(5,688)					(6,296)
Transfers
Ending balance			56,852					57,260
Somos - Anglo (Predecessor) | IT equipment [member]
Property, Plant and Equipment
Beginning balance		2,127	2,706					3,022
Additions			487					1,180
Additions by business combination	[2]							14
Disposals			(1,064)					(412)
Depreciation			(1,264)					(1,766)
Transfers			1,262					668
Ending balance			2,127					2,706
Somos - Anglo (Predecessor) | Furniture, equipment and fittings [member]
Property, Plant and Equipment
Beginning balance		7,078	8,629					10,722
Additions			21					1,028
Additions by business combination	[2]							317
Disposals			(530)					(1,759)
Depreciation			(1,042)					(1,679)
Transfers
Ending balance			7,078					8,629
Somos - Anglo (Predecessor) | Property, buildings and improvements [member]
Property, Plant and Equipment
Beginning balance		16,579	14,777					14,082
Additions			3,975					858
Additions by business combination	[2]							183
Disposals			(3,870)					(2,041)
Depreciation			(3,382)					(2,851)
Transfers			5,079					4,546
Ending balance			16,579					14,777
Somos - Anglo (Predecessor) | In progress [member]
Property, Plant and Equipment
Beginning balance		9,760	12,349 [3]					12,103	[3]
Additions			3,752					5,460
Additions by business combination	[2]
Disposals
Depreciation
Transfers			(6,341)					(5,214)
Ending balance			9,760					12,349	[3]
Somos - Anglo (Predecessor) | Land [member]
Property, Plant and Equipment
Beginning balance	[4]	R$ 21,308	18,799					18,799
Additions	[4]		20,855
Additions by business combination	[2],[4]
Disposals	[4]		(18,346)
Depreciation	[4]
Transfers	[4]
Ending balance	[4]		R$ 21,308					R$ 18,799

[1]	Refers substantially to IFRS 16, of which R$ 20,358 refer to lease contracts previously signed and renewed based on contractual terms and new lease agreements of R$ 15,567 which the Company considers it part of its digital learning solutions in the computer tablets. See the corresponding lease liability in Note 16.
[2]	Refers to the balances of Livro Fácil, as per Note 26.
[3]	Substantially refers to building remodeling and improvements in the building for the preparatory course for university admission exams. Changes in property, plant and equipment are as follows:
[4]	Additions and disposals held in the period from January 1 to October 10, 2018 mostly refer to a sale and leaseback agreement of a property located in the city of São Paulo as further described in note 14.